Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning Balance, shares (in shares) at Dec. 31, 2019		4,506,216
Beginning Balance at Dec. 31, 2019	$ 3,214		$ 10,991		$ (7,777)
Stock-based compensation expense	154		154
Unrealized gain (loss) on marketable securities, available-for-sale	0
Net loss	$ (4,822)				(4,822)
Ending Balance, shares (in shares) at Dec. 31, 2020	4,506,216	4,506,216
Ending Balance at Dec. 31, 2020	$ (1,454)	$ 0	11,145		(12,599)
Issuance of common stock for convertible notes (in shares)		54,906
Issuance of common stock for convertible notes	439		439
Issuance of common stock for IPO, net of issuance expenses (in shares)		2,250,000
Issuance of common stock for IPO, net of issuance expenses	15,104		15,104
Issuance of common stock for services (in shares)		1,714
Issuance of common stock for services	9		9
Issuance of Underwriters Warrants	399		399
Stock-based compensation expense	168		168
Net loss	(2,638)				(2,638)
Ending Balance, shares (in shares) at Mar. 31, 2021		6,812,836
Ending Balance at Mar. 31, 2021	$ 12,027	$ 0	27,264		(15,237)
Beginning Balance, shares (in shares) at Dec. 31, 2020	4,506,216	4,506,216
Beginning Balance at Dec. 31, 2020	$ (1,454)	$ 0	11,145		(12,599)
Net loss	(6,207)
Ending Balance, shares (in shares) at Sep. 30, 2021		6,812,836
Ending Balance at Sep. 30, 2021	$ 8,729	$ 0	27,536	$ (1)	(18,806)
Beginning Balance, shares (in shares) at Dec. 31, 2020	4,506,216	4,506,216
Beginning Balance at Dec. 31, 2020	$ (1,454)	$ 0	11,145		(12,599)
Issuance of common stock for convertible notes (in shares)		54,906
Issuance of common stock for convertible notes	439		439
Issuance of common stock for IPO, net of issuance expenses (in shares)		2,250,000
Issuance of common stock for IPO, net of issuance expenses	15,104		15,104
Issuance of common stock for services (in shares)		1,714
Issuance of common stock for services	9		9
Issuance of Underwriters Warrants	399		399
Stock-based compensation expense	626		626
Unrealized gain (loss) on marketable securities, available-for-sale	(2)			(2)
Net loss	$ (9,303)				(9,303)
Ending Balance, shares (in shares) at Dec. 31, 2021	6,812,836	6,812,836
Ending Balance at Dec. 31, 2021	$ 5,818	$ 0	27,722	(2)	(21,902)
Beginning Balance, shares (in shares) at Mar. 31, 2021		6,812,836
Beginning Balance at Mar. 31, 2021	12,027	$ 0	27,264		(15,237)
Stock-based compensation expense	138		138
Net loss	(2,312)				(2,312)
Ending Balance, shares (in shares) at Jun. 30, 2021		6,812,836
Ending Balance at Jun. 30, 2021	9,853	$ 0	27,402		(17,549)
Stock-based compensation expense	134		134
Unrealized gain (loss) on marketable securities, available-for-sale	(1)			(1)
Net loss	(1,257)				(1,257)
Ending Balance, shares (in shares) at Sep. 30, 2021		6,812,836
Ending Balance at Sep. 30, 2021	$ 8,729	$ 0	27,536	(1)	(18,806)
Beginning Balance, shares (in shares) at Dec. 31, 2021	6,812,836	6,812,836
Beginning Balance at Dec. 31, 2021	$ 5,818	$ 0	27,722	(2)	(21,902)
Stock-based compensation expense	181		181
Unrealized gain (loss) on marketable securities, available-for-sale	(4)			(4)
Net loss	(2,635)				(2,635)
Ending Balance, shares (in shares) at Mar. 31, 2022		6,812,836
Ending Balance at Mar. 31, 2022	$ 3,360	$ 0	27,903	(6)	(24,537)
Beginning Balance, shares (in shares) at Dec. 31, 2021	6,812,836	6,812,836
Beginning Balance at Dec. 31, 2021	$ 5,818	$ 0	27,722	(2)	(21,902)
Net loss	$ (5,441)
Ending Balance, shares (in shares) at Sep. 30, 2022	12,732,836	12,732,836
Ending Balance at Sep. 30, 2022	$ 3,459	$ 1	30,802	(1)	(27,343)
Beginning Balance, shares (in shares) at Mar. 31, 2022		6,812,836
Beginning Balance at Mar. 31, 2022	3,360	$ 0	27,903	(6)	(24,537)
Issuance of common stock for IPO, net of issuance expenses (in shares)		3,700,000
Issuance of common stock for IPO, net of issuance expenses	2,161	$ 1	2,160
Stock-based compensation expense	(85)		(85)
Unrealized gain (loss) on marketable securities, available-for-sale	3			3
Net loss	(1,773)				(1,773)
Ending Balance, shares (in shares) at Jun. 30, 2022		10,512,836
Ending Balance at Jun. 30, 2022	3,666	$ 1	29,978	(3)	(26,310)
Issuance of common stock upon warrant exercise (in shares)		2,220,000
Issuance of common stock upon warrant exercise	960		960
Stock-based compensation expense	(136)		(136)
Unrealized gain (loss) on marketable securities, available-for-sale	2			2
Net loss	$ (1,033)				(1,033)
Ending Balance, shares (in shares) at Sep. 30, 2022	12,732,836	12,732,836
Ending Balance at Sep. 30, 2022	$ 3,459	$ 1	$ 30,802	$ (1)	$ (27,343)